Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Cash Disposed Of In The Divested Subsidary	$ 12,050	$ 0	$ 0
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Purchase of business, cash acquired	$ 2,697	$ 12,210	$ 2,499